Diageo North America, inc. Savings Plan [Line Items]	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Diageo north america, inc. Savings plan [Line Items]
DIAGEO NORTH AMERICA, INC. SAVINGS PLAN

DIAGEO NORTH AMERICA, INC. SAVINGS PLAN

Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)

December 31, 2025

Identity of issue	Description of investment including maturity date and rate of interest	Cost	Current value
Plan’s interest in the Master Trust	Plan’s interest in the Diageo North America, Inc. Master Trust	**	$505,368,161

* Notes receivable from participants	Loans to participants with interest rates ranging from 3.25% to 8.50% and maturity dates ranging from 2026 to 2045	**	$2,269,025

*	Represents a party-in-interest

**	Not applicable.